Stockholders' Equity (Lazy Days' R.V. Center, Inc.)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Stockholders' Equity

NOTE 14 – STOCKHOLDERS’ EQUITY

Successor

Authorized Capital

The Company is authorized to issue 100,000,000 shares of common stock, $0.0001 par value, and 5,000,000 shares of preferred stock, $0.0001 par value. The holders of the Company’s common stock are entitled to one vote per share. The holders of Series A Preferred Stock are entitled to the number of votes equal to the number of shares of common stock into which the holder’s shares are convertible. These holders of Series A Preferred Stock also participate in dividends if they are declared by the Board. See Note 13 – Preferred Stock for additional information associated with the Series A Preferred Stock.

2018 Plan

On March 15, 2018, the Company adopted the 2018 Long-Term Incentive Equity Plan (the “2018 Plan”). The 2018 Plan reserves up to 13% of the shares outstanding on a fully diluted basis. The 2018 Plan is administered by the Compensation Committee of the board of directors, and provides for awards of options, stock appreciation rights, restricted stock, restricted stock units, warrants or other securities which may be convertible, exercisable or exchangeable for or into common stock. Due to the fact that the fair market value per share immediately following the closing of the Mergers was greater than $8.75 per share, the number of shares authorized for awards under the 2018 Plan was increased by a formula (as defined in the 2018 Plan) not to exceed 18% of shares then outstanding on a fully diluted basis. As of June 30, 2018 there were 166,145 shares available to be issued under the 2018 Plan.

Common Stock

On March 15, 2018, the Company had 1,872,428 shares of common stock outstanding prior to the consummation of the Mergers.

On March 15, 2018, Andina rights holders converted their existing rights at a ratio of one share of common stock for seven Andina rights. As a result, 615,436 shares of common stock of the Company were issued to former Andina rights holders.

On March 15, 2018, holders of 472,571 shares of Andina common stock, which had been subject to redemption prior to the Mergers, were reclassified from temporary equity to stockholders’ equity at their carrying value of $4,910.

On March 15, 2018, 2,857,189 shares of common stock at a price per share of $10.29 were issued to the former stockholders of Lazydays RV in conjunction with the Mergers for a total value of $29,400.

Simultaneous with the Mergers, in addition to the Series A Preferred Stock and warrants issued in the PIPE investment, the Company sold 2,653,984 shares of common stock, perpetual non-redeemable pre-funded warrants to purchase 1,339,499 shares of common stock at an exercise price of $0.01 per share, and five-year warrants to purchase 1,630,927 shares of common stock at an exercise price of $11.50 per share for gross proceeds of $34,783. The Company incurred offering costs of $2,065 which was recorded as a reduction to additional paid-in capital in the condensed consolidated balance sheet.

The five-year warrants may be exercised for cash or, at the option of the holder, on a “cashless basis” pursuant to the exemption provided by Section 3(a)(9) of the Securities Act by surrendering the warrants for that number of shares of common stock as determined under the warrants. These warrants may be called for redemption in whole and not in part, at a price of $0.01 per share if the last reported sales price of the Company’s common stock equals or exceeds $24.00 per share for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of redemption to warrant holders, if there is a current registration statement in effect with respect to the common stock underlying the warrants. In addition, five-year warrants to purchase 116,376 shares of common stock at an exercise price of $11.50 per share were issued to the placement agent.

Unit Purchase Options

On November 24, 2015, Andina sold options to purchase an aggregate of 400,000 units (collectively, the “Unit Purchase Options”) to an investment bank and its designees for $100. The Unit Purchase Options are exercisable at $10.00 per unit, as a result of the Merger described in Note 3 – Business Combination and they expire on November 24, 2020. The Unit Purchase Options represent the right to purchase an aggregate of 457,142 shares of common stock (which includes 57,142 shares of common stock issuable for the rights included in the units, as well as warrants to purchase 200,000 shares of common stock for $11.50 per share). The Unit Purchase Options grant to the holders “demand” and “piggy back” registration rights for periods of five and seven years, respectively, with respect to the securities directly and indirectly issuable upon exercise of the Unit Purchase Options. The Unit Purchase Options may be exercised for cash or on a “cashless” basis, at the holder’s option, such that the holder may use the appreciated value of the Unit Purchase Options (the difference between the exercise price of the Unit Purchase Option and the market price of the Unit Purchase Options and the underlying shares of common stock) to exercise the Unit Purchase Options without the payment of any cash. The Company will have no obligation to net cash settle the exercise of the Unit Purchase Options or the underlying rights or warrants.

Warrants

As of March 15, 2018, holders of Andina warrants exchanged their existing warrants to purchase 2,155,000 shares of common stock for warrants to purchase 2,155,000 shares of Company common stock at an exercise price of $11.50 per share and a contractual life of five years from the date of the Mergers. If a registration statement covering the 2,000,000 of the shares issuable upon exercise of the public warrants is not effective, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis. The warrants may be called for redemption in whole and not in part, at a price of $0.01 per warrant, if the last reported sales price of the Company’s common stock equals or exceeds $24.00 per share for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of redemption to warrant holders, if there is a current registration statement in effect with respect to the shares underlying the warrants. Of the warrants to purchase 2,155,000 shares of common stock originally issued by Andina, 155,000 are not redeemable and are exercisable on a cashless basis at the holder’s option.

Additionally, warrants to purchase 2,522,458 shares of common stock were issued with the PIPE Investment, including warrants issued to the investment bank but excluding prefunded warrants.

The Company had the following activity related to shares underlying warrants:

	Shares Underlying Warrants	Weighted Average Exercise Price
Warrants outstanding March 15, 2018	-	$-
Granted	4,677,458	$11.50
Cancelled or Expired	-	$-
Exercised	-	$-
Warrants outstanding June 30, 2018	4,677,458	$11.50

The table above excludes perpetual non-redeemable prefunded warrants to purchase 1,339,499 shares of common stock with an exercise price of $0.01 per share. The table also excludes warrants to purchase 200,000 shares of common stock which are issuable upon exercise of the Unit Purchase Options.

Stock Options

Stock option activity is summarized below:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options outstanding at March 15, 2018	-	$-
Granted	4,271,128	$11.10
Cancelled or terminated	(612,707)	$11.08
Exercised	-	$-
Options outstanding at June 30, 2018	3,658,421	$11.10	4.74	$-
Options vested at June 30, 2018	-	$-	-	$-

Awards with Market Conditions

On March 16, 2018, the Company granted five-year incentive stock options to purchase 3,573,113 shares of common stock at an exercise price of $11.10 per share to employees pursuant to the 2018 Plan, including 1,458,414 shares underlying the CEO’s stock options and 583,366 shares underlying the former CFO’s stock options. A set percentage of the stock options shall vest upon the volume weighted average price (“VWAP”) of the common stock, as defined in the option agreements, being equal to or greater than a specified price per share for at least thirty (30) out of thirty-five (35) consecutive trading days, as follows and are exercisable only to the extent that they are vested: 30% of the options shall vest upon exceeding $13.125 per share; an additional 30% of the options shall vest upon exceeding $17.50 per share; an additional 30% of the options shall vest upon exceeding $21.875 per share; and an additional 10% of the options shall vest upon exceeding $35.00 per share; provided that the option holder remains continuously employed by the Company (and/or any of its subsidiaries) from the grant date through (and including) the relevant date of vesting. On May 7, 2018, the Company hired a new CFO who received 583,366 shares underlying options under the same terms as the former CFO. On June 15, 2018, the former CFO forfeited her existing 583,366 options.

The fair value of the awards issued on March 16, 2018 of $15,004 was determined using a Monte Carlo simulation based on a 5-year term, a risk-free rate of 2.62%, an annual dividend yield of 0%, and an annual volatility of 42.8%. The expense is being recognized over the derived service period of each vesting tranche which was determined to be 0.74 years, 1.64 years, 2.24 years, and 3.13 years.

The fair value of the awards issued on May 7, 2018 of $2,357 was determined using a Monte Carlo simulation based on a 5- year term, a risk-free rate of 2.74%, an annual volatility of 54.70%, and an annual dividend yield of 0%. The expense is being recognized over the derived service period of each vesting tranche which was determined to be 0.97 years, 1.75 years, 2.15 years, and 2.96 years.

The expense recorded for awards with market conditions was $2,621 during the three months ended June 30, 2018 and $3,100 during the Successor period from March 15, 2018 to June 30, 2018, which is included in operating expenses in the condensed consolidated statements of income.

Awards with Service Conditions

On March 16, 2018, the Company granted five-year stock options to purchase an aggregate of 99,526 shares at an exercise price of $11.10 per share to the non-employee directors of the Company, pursuant to the 2018 Plan. These options vest over three years with one-third vesting on each of the respective anniversary dates.

On March 23, 2018, stock options to purchase 14,218 shares of common stock that had been issued to one non-employee director were canceled, while new five-year options to purchase 15,123 shares of common stock at an exercise price of $10.40 per share were issued to certain investment funds pursuant to an arrangement between the same non-employee director and the investment adviser to the funds. The new options vest over three years with one-third vesting on each of the respective anniversary dates. On May 31, 2018, a non-employee director resigned and options to purchase 15,123 shares of common stock were forfeited.

The $350 fair value of these awards was determined using the Black-Scholes option pricing model based on a 3.5 year expected life, a risk-free rate of 2.42%, an annual dividend yield of 0%, and an annual volatility of 39%. The expense is being recognized over the three-year vesting period. The expense recorded for these awards was $25 during the three months ended June 30, 2018 and $29 during the Successor period from March 15, 2018 to June 30, 2018, which is included in operating expenses in the condensed consolidated statements of income. The expected life was determined using the simplified method as the awards were determined to be plain-vanilla options.

As of June 30, 2018, total unrecorded compensation cost related to non-vested awards was $12,078 which is expected to be amortized over a weighted average service period of approximately 1.44 years. The weighted average grant date fair value of awards issued during the Successor period was $4.16 per share.

Predecessor

Stock Options

The Company recognized stock-based compensation expense of $140 and $122 related to the 2017 Stock Option Plan for the period from January 1, 2018 to March 14, 2018 and the period from April 1, 2017 to June 30, 2017, respectively, which is included within operating expenses on the condensed consolidated statements of income. The Company recorded $241 related to the 2017 Stock Option Plan for the six months ended June 30, 2017 which is included within operating expenses on the condensed consolidated statements of operations.

On March 15, 2018, as a result of the consummation of the Mergers (see Note 3 – Business Combination), the vesting of the existing options accelerated and the option holders of the Predecessor became entitled to receive an aggregate of $2,636, of which $1,500 was distributable in cash and $530 was distributable in the form of 51,529 shares of common stock. An additional amount will be paid to the option holders in cash and stock upon the release of the amounts held in escrow under the Merger Agreement. These payments were allocated from the purchase consideration due to the sellers being associated with the Business Combination. On May 15, 2018, $109 was released from escrow as part of the working capital adjustment.

Lazydays' RV Center Inc [Member]
Stockholders' Equity

NOTE 14 – STOCKHOLDERS’ EQUITY

Authorized Capital

As of December 31, 2017, the Company was authorized to issue 4,500,000 shares of common stock, $0.001 par value, and 150,000 shares of preferred stock, $0.001 par value. The holders of the Company’s common stock are entitled to one vote per share. The preferred stock is designated as follows: 10,000 shares to Senior Preferred Stock; and 140,000 shares undesignated. The holders of Senior Preferred Stock are entitled to the number of votes equal to the number of shares of common stock into which the holder’s shares are convertible.

Equity Incentive Plans

The Company’s 2010 Equity Incentive Plan (“2010 Plan”) provided for the issuance of incentive stock options, non-statutory stock options, rights to purchase common stock, stock appreciation rights, restricted stock restricted stock units, performance shares and performance units to employees, directors and consultants of the Company and its affiliates. The Company believes that such awards better align the interests of its employees with those of its shareholders. The common stock that may have been issued pursuant to awards was not to exceed 100,000 shares in the aggregate, provided that, no more than 14,000 shares shall be incentive stock options. The 2010 Plan became effective on October 19, 2010. The 2010 Plan required the exercise price of stock options to be greater than or equal to the fair value of the Company’s common stock on the date of grant.

On January 30, 2017, the Company cancelled its 2010 Plan. See Stock Options, below, for details on the stock options previously granted under the 2010 Plan that were cancelled on January 30, 2017.

On January 30, 2017, the Company’s Board of Directors approved the Company’s 2017 Equity Incentive Plan (“2017 Plan”), which provides for the issuance of incentive stock options, non-statutory stock options, rights to purchase common stock, stock appreciation rights, restricted stock, restricted stock units, performance shares and performance units to employees, directors and consultants of the Company and its affiliates. The common stock that may be issued pursuant to awards shall not exceed 333,333 shares in the aggregate, provided that, no more than ten percent (10%) of such shares shall be incentive stock options. The 2017 Plan shall terminate on January 30, 2027. The 2017 Plan requires the exercise price of stock options to be greater than or equal to the fair value of the Company’s common stock on the date of grant. As of the date these consolidated financial statements were issued, there were 50,000 shares available for future issuance under the 2017 Plan.

Senior Preferred Stock

At any time, the Company, at its option and with prior notice provided, may redeem outstanding shares of Senior Preferred Stock for an amount equal to 102% of the then liquidation value as of the applicable redemption date, which is defined as an amount equal to $1,000 per share of Senior Preferred Stock plus all accumulated and unpaid dividends. The redemption price shall be paid in cash. The holders of Senior Preferred Stock have the right, at their option at any time, to convert such shares into shares of common stock at the Conversion Price, which is computed by dividing an amount in cash equal to $1,000 per share of Senior Preferred Stock by the then Conversion Price (initially $4.285715 per share of common stock). The Conversion Price may be reduced on a weighted average basis in the event of any sales of common stock for a price less than the Conversion Price. Each share of Senior Preferred Stock shall automatically be converted into common stock upon the sale of common stock by the Company in an underwritten public offering that results in gross cash proceeds to the Company of at least $50,000. The holders of Senior Preferred Stock are entitled to vote together with the shares of common stock on an as-converted basis. So long as any shares of Senior Preferred Stock remain outstanding, the Company shall not, without the written consent of the requisite holders of Senior Preferred Stock, perform certain actions such as issuing shares of the Company, amend the Certificate of Designation or approve the merger of the Company, as specified in the Certificate of Designation. The holders of Senior Preferred Stock are entitled to receive, when and as declared by the Board of Directors, out of funds legally available for the payment of dividends, cumulative dividends at the annual rate of 8% of the liquidation value, which is defined as an amount equal to $1,000 per share of Senior Preferred Stock plus all accumulated and unpaid dividends. Such dividends are compounded quarterly and, to the extent declared, are payable in cash by the Company on a quarterly basis. If undeclared, dividends continue to accumulate. At liquidation, after payment of debts and liabilities, the holders of Senior Preferred Stock shall be entitled to receive an amount in cash equal to $1,000 per share of Senior Preferred Stock plus all unpaid dividends, whether or not declared, before any distribution is made to holders of shares of any junior securities.

The Senior Preferred Stock was redeemable at the Company’s option and an analysis of its features determined that it was more akin to equity and, therefore, it was classified within stockholders’ equity on the consolidated balance sheets. While the embedded conversion option (“ECO”) was subject to an anti-dilution price adjustment, since the ECO was clearly and closely related to the equity host, it was not required to be bifurcated and was not accounted for as a derivative liability under ASC 815.

In December 2009, the Company issued 10,000 shares of Senior Preferred Stock to certain investors for consideration of $1,000 per share or $10,000 in the aggregate. On March 2, 2017, the Company issued a Notice of Redemption to the holders of all of the then designated, issued and outstanding shares of Senior Preferred Stock, after which the holders surrendered all 10,000 shares of Senior Preferred Stock for conversion into 2,333,331 shares of common stock. As of December 31, 2017 and 2016, there were 0 and 10,000 shares of Senior Preferred Stock outstanding, respectively.

Dividends

The Company declared dividends totaling $54,498 in 2015. The first distribution, in an aggregate amount of $10,000, was made on December 22, 2015 in the form of a cash dividend to the stockholders of record on December 17, 2015. This dividend was allocated first to payment of accumulated and current cumulative dividends in the aggregate amount of $6,085 on Senior Preferred Stock for all periods ending on and before December 21, 2015, and then to payment of a cash dividend in the aggregate amount of $3,915 to the holders of common stock and the holders of Senior Preferred Stock on an as-if converted basis.

The second distribution, in an aggregate amount of $44,498, was made on January 5, 2016 in the form of cash dividends to the stockholders of record on December 24, 2015. This dividend was allocated first to payment of current cumulative dividends in the aggregate amount of $29 on Senior Preferred Stock for the period of December 22, 2015 through January 4, 2016, and then to payment of a cash dividend in the aggregate amount of $44,469 to the holders of common stock and the holders of Senior Preferred Stock on an as-if converted basis.

On April 10, 2017, the Company declared dividends totaling $15,000, which were distributed on April 19, 2017 in the form of a cash dividend to the common stockholders of record on April 10, 2017.

Stock Options

The Company recognized stock-based compensation expense related to stock options for the years ended December 31, 2017 and 2016 of $497 and $13, respectively which is included within operating expenses on the consolidated statements of income. As of December 31, 2017, there was $1,801 of unrecognized stock-based compensation expense that will be recognized over the weighted average remaining vesting period of 3.1 years.

On January 30, 2017, holders of options to purchase an aggregate of 75,561 shares of common stock under the 2010 Plan with exercise prices of both $68.80 and $137.60 per share agreed to cancel their option awards in exchange for new awards under the Company’s Transaction Incentive Plan (see Note 13 – Commitments and Contingencies – Transaction Incentive Plan for details of the Transaction Incentive Plan awards). As a result of the option cancellation, the Company derecognized aggregate compensation expense of $14 related to the cancelled options that were unvested at the time of the cancellation.

On January 30, 2017, the Company granted ten-year, non-statutory stock options to purchase an aggregate of 216,667 shares of common stock with an aggregate grant date fair value of $1,562 under the 2017 Plan to two Company executives with an exercise price of $26.00 per share. The options vest in equal installments of 25% on each of the next four anniversary dates from the date of grant. Upon a change of control, vesting of all then unvested shares is accelerated. During April 2017, concurrent with the declaration of the stockholder dividend, the exercise prices of the options were reduced to $21.77 per share, resulting in a $269 increase in the fair value of the options. The $1,831 fair value of the options, as modified, is being recognized ratably over the vesting term of the options.

On June 12, 2017, the Company granted a ten-year, non-statutory stock option to purchase an aggregate of 66,666 shares of common stock under the 2017 Plan to a new Company executive with an exercise price of $26.00 per share. The options vest in equal installments of 25% on each of the next four anniversary dates from the date of grant. Upon a change of control, vesting of all then unvested shares is accelerated. The estimated aggregate grant date fair value of $466 is being recognized ratably over the vesting term of the options.

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation - Stock Compensation (“ASC 718”). ASC 718 establishes accounting for stock-based awards exchanged for employee services. Under the provisions of ASC 718, stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the employee’s requisite service period (generally the vesting period of the equity grant). The fair value of the Company’s common stock options is estimated using the Black Scholes option-pricing model with the following assumptions: expected volatility, dividend rate, risk free interest rate and the expected life. The Company calculates the expected volatility using the historical volatility of comparable companies over the most recent period equal to the expected term and evaluates the extent to which available information indicates that future volatility may differ from historical volatility. The expected dividend rate is zero as the Company does not expect to pay or declare any cash dividends on common stock. The risk-free rates for the expected terms of the stock options are based on the U.S. Treasury yield curve in effect at the time of the grant. The Company has not experienced significant exercise activity on stock options. Due to the lack of historical information, the Company determined the expected term of its stock option awards issued using the simplified method.

The grant date value of options granted during year ended December 31, 2017 was determined using the Black Scholes method with the following assumptions used:

For the Year Ended
December 31, 2017
Risk free interest rate	1.90% - 2.11%
Expected term (years)	6.17 - 6.25
Expected volatility	36%
Expected dividends	0.00%

A summary of the option activity during the year ended December 31, 2017 is presented below:

	Number of Options	Weighted Average Exercise Price		Weighted Average Remaining Life In Years	Aggregate Intrinsic Value
Outstanding, December 31, 2016	75,561	$98.69
Granted	283,333	26.00
Forfeited	(75,561)	98.69
Outstanding, December 31, 2017	283,333	$22.77	(1)	9.2	$-

Exercisable, December 31, 2017	-	$-		-	$-

(1)	In April 2017, options for the purchase of 216,667 common shares were modified such that the exercise price was reduced from $26.00 per share to $21.77 per share (see Note 14), reducing the weighted average exercise price from $26.00 per share to $22.77 per share.

The following table presents information related to stock options at December 31, 2017:

Options Outstanding		Options Exercisable
Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$21.77	216,667	-	-
$26.00	66,666	-	-
	283,333	-	-

On March 15, 2018, as a result of the consummation of the Mergers (see Note 3 – Merger Agreement), the existing option-holders were entitled to receive an aggregate of $2,636, of which $1,500 was distributable in cash and $450 was distributable in the form of 51,529 shares of common stock. An additional amount of $686 will be paid to the option-holders in cash and stock upon the release of amounts held in escrow under the Merger Agreement.